Business acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Business Combinations [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration paid	429
Total cost to be allocated	429
Trade and other receivables	40
Other non-cash working capital	7
Assets held for sale	16
Property, plant and equipment	290
Finite-life intangible assets	17
Other non-current assets	30
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(10)
Long-term debt	(100)
Deferred tax liabilities	(41)
Other non-current liabilities	(7)
209
Cash and cash equivalents	11
Fair value of net assets acquired	220
Goodwill (1)	209
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Media group of cash-generating units (CGUs).
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration paid	78
Contingent consideration (1)	11
Total cost to be allocated	89
Trade and other receivables	6
Other non-cash working capital	2
Finite-life intangible assets	21
Other non-current assets	1
Trade payables and other liabilities	(3)
Contract liabilities	(7)
Deferred tax liabilities	(6)
14
Cash and cash equivalents	5
Fair value of net assets acquired	19
Goodwill (2)	70
(1)Contingent consideration is estimated to be $11 million at June 30, 2025.
(2)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.